Advertising Costs	12 Months Ended
Dec. 31, 2014
Advertising Costs

Note 16. Advertising Costs

Advertising costs include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in sales and marketing expense for financial years 2012, 2013 and 2014 were $35,822, $34,550 and $33,825 respectively.